Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Payments (Tables) [Line Items]
Schedule of granted valuation of options
	Expiry date	Exercise price	Share options	Share options
Grant date		(A$ unless stated otherwise)	30 June 2021	30 June 2020
2012-06-29	2021-11-30	1.944	14,493	14,493
2012-06-29	2022-01-17	1.876	29,668	29,668
2017-06-13 (warrants)	2022-06-13	USD 0.25	24,493,200	27,541,200
2018-03-15	2023-03-15	0.468	7,897,647	7,897,647
2017-06-09 (warrants)	2022-06-08	USD 0.3125	198,240	198,240
2018-03-15	2023-03-15	0.585	526,510	526,510
2019-05-23 (warrants)	2024-05-23	USD 0.125	173,600	181,600
2019-07-16 (warrants)	2024-07-16	USD 0.125	116,120	117,760
2018-07-13	2021-07-01	0.500	1,200,000	1,300,000
2019-11-06	2024-02-10	0.500	-	5,000,000
2020-10-29	2024-04-14	0.12	8,100,000	-
2020-07-24 (warrants)	2025-07-21	USD 0.5859	2,560,000	-
Total			45,309,478	42,807,118
Weighted average remaining contractual life of options outstanding at end of period			1.58	2.28

Schedule of total expenses arising from share-based payment transactions
	2021 A$	2020[1] A$	2019 A$
Options issued under ESOP	1,970,100	(607,000)	1,343,500
Share-based payments to directors[2]	145,913	73,088	-
	2,116,013	(533,912)	1,343,500

ESOP [Member]
Share-based Payments (Tables) [Line Items]
Schedule of movement in number of stock options outstanding and weighted average exercise price
	2021		2020		2019
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.40	42,807,118	0.46	79,463,744	0.45	72,569,180
Granted during the year	0.28	11,560,000	0.18	542,600	0.47	9,100,000
Exercised during the year	0.23	(4,057,640)	0.18	(424,840)	-	-
Forfeited/lapsed during the year	0.50	(5,000,000)	0.52	(36,774,386)	0.53	(2,205,436)
As at 30 June	0.31	45,309,478	0.40	42,807,118	0.46	79,463,744
Vested and exercisable at 30 June	0.31	45,309,478	0.40	42,807,118	0.46	79,463,744

Schedule of granted valuation of options
Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2020-07-24	2025-07-21	0.83	2,560,000	0.50	127.93%	0.00%	0.43%	0.4035
2020-10-29	2024-04-14	0.12	9,000,000	0.25	142.70%	0.00%	0.13%	0.2189

			11,560,000

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2019-11-06	2024-02-10	0.50	5,000,000	0.15	98	0.00%	0.88%	0.0736

			5,000,000

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2018-07-13	2021-07-01	0.50	1,300,000	0.32	92.00%	0.00%	2.09%	0.1570
2018-11-26	2020-06-30	0.50	2,000,000	0.34	92.00%	0.00%	2.02%	0.0822
2019-02-11	2024-02-11	0.50	5,000,000	0.29	100.00%	0.00%	1.69%	0.1950

			8,300,000